PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
PROPERTY, EQUIPMENT AND INTANGIBLE ASSETS, NET
Summary of property, equipment and intangible assets, net

	As of December 31,
	2018	2019
	US$	US$
Electronic Equipment	1,638,673	1,530,269
Office Equipment	38,130	219,418
Leasehold improvement	655,975	543,262
Software	—	197,564
Less: accumulated depreciation	(997,991)	(1,028,796)
Property and equipment, net	1,334,787	1,461,717
Licenses	995,646	7,967,036
Trademark	—	117,424
Less: accumulated amortization	—	(10,636)
Intangible assets, net	995,646	8,073,824
Total	2,330,433	9,535,541